Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Expense	$ 343,328	$ 0	$ 0	$ 391,198
Change in valuation allowance			96,461	265,998
Unrecognized tax benefits			0	0
Unrecognized tax benefits income tax penalties and interest accrued			$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent	37.30%	0.00%	0.00%	65.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	37.30%	0.00%	21.00%	21.00%
U.S. federal and state
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Domestic Tax Authority [Member]
Net operating loss carryovers			$ 159,673	$ 0